Certain Balance Sheet Components Consigned Inventory (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consigned inventory [Line Items]
Consigned Inventory	$ 7.4	$ 17.6